PowerShares Exchange-Traded Fund Trust
                                          Wheaton Oaks Professional Building
                                          855 West Prairie Avenue
                                          Wheaton, Illinois 60187



VIA EDGAR

Securities and Exchange Commission
450 Street, N.W., Judiciary Plaza
Washington, D.C. 205549

         Re:  PowerShares Exchange-Traded Fund Trust
                File Number: 333-102228, 811-21265

Ladies and Gentlemen:

On behalf of the PowerShares Exchange-Traded Fund Trust (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed on February 28, 2005 ("the Amendment"), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and
(ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 28, 2005, accession number 0001047469-05-004995.

If you have any questions or comments regarding this filing,  please call Stuart
M. Strauss at (212) 878-4931.

                                          Very truly yours,

                                          PowerShares Exchange-Traded Fund Trust

                                          By: /s/ H. Bruce Bond
                                              ----------------------------------
                                              H. Bruce Bond
                                              President